Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 11—Fair Value Measurements

We estimated fair value by using appropriate valuation methodologies and information available to management as of December 31, 2016 and 2015. Considerable judgment is required in developing these estimates, and accordingly, estimated values may differ from actual results.

The estimated fair value of accounts receivable, accounts payable and accrued expenses approximated their carrying value due to their short-term nature. It is not practicable to estimate the fair value of our receivable from SHI. It is also not practicable to estimate the fair value of our SSCF debt and 2013 Revolving Credit Facility. The following table presents the carrying value and estimated fair value of our other long-term debt instruments:

	December 31,
	2016		2015
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Value	Value	Value	Value
	(in thousands)
2017 Senior Secured Notes	$438,880	$208,698	$498,887	$250,000
2018 Senior Secured Term Loan B	722,706	256,931	729,458	307,125
2020 Senior Secured Notes	750,000	270,000	750,000	322,500

We estimate the fair values of our variable-rate and fixed-rate debt using quoted market prices to the extent available and significant other observable inputs, which represent Level 2 fair value measurements.

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2016
		Fair Value Measurements Using
	Carrying
	Value	Level 1	Level 2	Level 3
Liabilities:	(in thousands)
Interest rate swaps	$(3,922)	—	$(3,922)	—

	December 31, 2015
		Fair Value Measurements Using
	Carrying
	Value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$(6,137)	—	$(6,137)	—
Foreign currency forward contracts	(1,584)	—	$(1,584)	—

We use an income approach to value assets and liabilities for outstanding interest rate swaps and foreign currency forward contracts. These contracts are valued using a discounted cash flow model that calculates the present value of future cash flows under the terms of the contracts using market information as of the reporting date, such as prevailing interest rates and forward rates. The determination of the fair values above incorporated various factors, including the impact of the counterparty’s non-performance risk with respect to our financial assets and our non-performance risk with respect to our financial liabilities.

See Note 10 for further discussion of our use of derivative instruments and their fair values.